SIGNIFICANT ACCOUNTING POLICIES - Significant entities (Details)		12 Months Ended
	Jun. 16, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minera Meridian Ltda.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Proportion of ownership interest in subsidiary		100.00%		100.00%
Jacobina Mineração e Comércio Ltda.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Proportion of ownership interest in subsidiary		100.00%		100.00%
Estelar Resources S.A.(i)
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Proportion of ownership interest in subsidiary		100.00%		100.00%
Minera Florida Ltda.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Proportion of ownership interest in subsidiary		100.00%		100.00%
Minera Agua Rica Alumbrera Ltd.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		56.25%	56.25%
Proportion of ownership interest in subsidiary		56.25%	56.25%
Yamana Gold Quebec Inc.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Proportion of ownership interest in subsidiary		100.00%	100.00%
Suyai del Sur S.A.U.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Proportion of ownership interest in subsidiary		100.00%	100.00%
Agua De La Falda S.A.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		56.70%	56.70%
Proportion of ownership interest in subsidiary		56.70%	56.70%
Canadian Malartic
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%